Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Miners [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Mining Infrastructure [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Land [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Indefinite